Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005586 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000005586 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000005586 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000005586 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000005586 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000005586 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000005586 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000005586 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000005586 [Member] | Norsk Hydro ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005586 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005586 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[2]
C000005586 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[2]
C000005586 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000005586 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000005586 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000005586 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000005586 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000005586 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000005586 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000005586 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000005583 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000005583 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000005583 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000005583 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000005583 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000005583 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000005583 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000005583 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000005583 [Member] | Norsk Hydro ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000005583 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000005583 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[4]
C000005583 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[4]
C000005583 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4]
C000005583 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000005583 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000005583 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000005583 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000005583 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[4]
C000005583 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000005583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000005585 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000005585 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000005585 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000005585 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000005585 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000005585 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000005585 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000005585 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000005585 [Member] | Norsk Hydro ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005585 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005585 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[6]
C000005585 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[6]
C000005585 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[6]
C000005585 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005585 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000005585 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000005585 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000005585 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[6]
C000005585 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000005585 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.